UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                     811-5295

Dreyfus Cash Management Plus, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.
October 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--44.1%	Principal Amount ($)	Value ($)

ABN-AMRO Bank N.V. (London)
2.85%, 11/7/08	150,000,000	150,000,862
Banco Santander Puerto Rico (Yankee)
3.00%, 12/10/08	69,000,000	69,000,000
Bank of Ireland (Yankee)
3.03%, 1/13/09	400,000,000 a	400,000,000
Bank of Scotland (Yankee)
3.02% - 3.15%, 1/13/09 - 2/20/09	185,000,000	185,000,000
Bank of Scotland PLC (Yankee)
3.15%, 2/9/09	250,000,000	250,000,000
Branch Banking & Trust Co.
3.15%, 2/26/09	200,000,000	200,006,397
Credit Suisse
4.69%, 11/10/08	200,000,000 b	200,000,000
Fifth Third Bank
2.80%, 11/10/08	200,000,000	200,000,000
Landesbank Baden-Wurttemberg (Yankee)
3.15%, 2/11/09	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB (Yankee)
3.00%, 1/14/09	200,000,000 a	200,000,000
UBS AG (Yankee)
3.20%, 3/9/09	500,000,000	500,000,000
UniCredito Italiano Bank PLC (Yankee)
3.14%, 1/7/09	150,000,000 a	150,000,000
Wachovia Bank, N.A.
3.05%, 12/15/08	400,000,000	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,204,007,259)		3,204,007,259
Commercial Paper--32.0%

Allied Irish Banks
3.18%, 3/3/09	200,000,000	197,878,556
ASB Finance Ltd.
2.80% - 3.18%, 11/6/08 - 2/19/09	390,000,000 a	387,723,250
Atlantis One Funding Corp.
0.25%, 11/3/08	100,000,000 a	99,998,611
Banco Bilbao Vizcaya Argenteria Puerto Rico
3.14%, 1/22/09	500,000,000	496,480,833
Bank of Ireland
3.15% - 3.16%, 2/9/09 - 2/20/09	300,000,000 a	297,318,861
Bank of Scotland PLC
2.80%, 11/14/08	150,000,000	149,850,500
Greenwich Capital Holdings Inc.
3.07% - 3.09%, 1/12/09 - 1/20/09	500,000,000	496,790,556
Royal Bank of Scotland Group PLC
3.16%, 3/4/09	100,000,000 a	98,937,075
Swedbank (ForeningsSparbanken AB)

2.88%, 11/7/08	100,000,000	99,952,667
Total Commercial Paper
(cost $2,324,930,909)		2,324,930,909
Corporate Notes--1.5%

General Electric Capital Corp.
3.32%, 11/25/08	100,000,000 b	100,000,000
Lehman Brothers Holdings Inc.
0.00%, 11/22/08	97,200,000 c,d	11,907,000
Total Corporate Notes
(cost $197,200,000)		111,907,000
Promissory Note--4.5%

Goldman Sachs Group Inc.
1.14%, 12/23/08
(cost $325,000,000)	325,000,000 [e]	325,000,000
Time Deposits--14.9%

Bank of America N.A. (Grand Cayman)
0.13%, 11/3/08	150,000,000	150,000,000
BNP Paribas (Grand Cayman)
0.25%, 11/3/08	200,000,000	200,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.13%, 11/3/08	100,000,000	100,000,000
Chase Bank USA NA (Grand Cayman)
0.13%, 11/3/08	300,000,000	300,000,000
KBC Bank N.V. (Grand Cayman)
0.06%, 11/3/08	229,000,000	229,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
0.25%, 11/3/08	100,000,000	100,000,000
Total Time Deposits
(cost $1,079,000,000)		1,079,000,000
Short-Term Investment--0.8%

Capital Support Agreement
(cost $0)	0 [d]	57,881,076
Total Investments (cost $7,130,138,168)	97.8%	7,102,726,244
Cash and Receivables (Net)	2.2%	159,061,980
Net Assets	100.0%	7,261,788,224

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $1,633,977,797 or 22.4% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	Issuer filed for bankruptcy.

d	The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent necessary to ensure that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.

e	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 5/15/06 at a cost of $325,000,000. At October 31, 2008, the aggregate value of this security was $325,000,000 representing 4.5% of net assets and is valued at cost.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	7,102,726,244

Level 3 - Significant Unobservable Inputs	0

Total	7,102,726,244

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)